Mineral Rights - Schedule of Mineral Rights (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
		Sep. 21, 2020	Apr. 22, 2020	Mar. 17, 2020	Feb. 26, 2020	Sep. 24, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Additions							$ 77	$ 245
Mineral Rights Beschefer (Canada) [Member]
Statement Line Items [Line Items]
Additions	[1]
Beschefer Option Agreement [Member] | Wallbridge Mining Company Ltd. [Member]
Statement Line Items [Line Items]
Additional number of shares received				3,500,000
Warrants				500,000
Exercise price of warrants				$ 1.00
Warrant term				5 years
Beschefer Option Agreement [Member] | Wallbridge Mining Company Ltd. [Member] | Mineral Rights Beschefer (Canada) [Member]
Statement Line Items [Line Items]
Loss on disposal							$ 188
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage						100.00%
Royalty for precious metals						3.00%
Royalty for other metals						2.50%
Reduction on royalty description						Reduced by 1% upon a payment of $1,500
Addition one time payments						Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively.
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | First Issuance [Member]
Statement Line Items [Line Items]
Additions						$ 245
Shares issued during the period for acquisition						45,367
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Second Issuance [Member]
Statement Line Items [Line Items]
Additions		$ 317
Shares issued during the period for acquisition		65,657
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Payment for acquisition						$ 500
Shares issued during the period for acquisition, value						1,600
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Canadian Dollars [Member] | First Issuance [Member]
Statement Line Items [Line Items]
Payment for acquisition						100
Shares issued during the period for acquisition, value						$ 225
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Canadian Dollars [Member] | Second Issuance [Member]
Statement Line Items [Line Items]
Payment for acquisition		$ 100
Shares issued during the period for acquisition, value		$ 325
Kilgore Gold Project [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.
Oakley Project [Member] | Blue Hill Creek [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			The Company has a 100% interest in the Blue Hill Creek property located in Cassia County, Idaho; the property consists of 44 unpatented federal lode mining claims and an adjacent 80 acre Idaho state lease, subject to a net smelter returns royalty ("NSR") of 2% on production of gold from BHC.
Oakley Project [Member] | Matrix Creek [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			The Company has a 100% interest in the Matrix Creek property, located in Cassia County, Idaho; the property consists of 61 unpatented federal lode mining claims and a 320 acre mineral lease, subject to an NSR of 2% on production of gold from Matrix Creek. The 2.0% NSR at BHC and Matrix Creek can be purchased for a total of $2,000.
Oakley Project [Member] | Cold Creek [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Acquisition of equity, percentage			100.00%
Definitive Option Agreement [Member] | Centerra Gold Inc [Member] | Otis Gold Corp [Member]
Statement Line Items [Line Items]
Payment for acquisition					$ 550
Project descriptions					Otis entered into a definitive option agreement with Centerra Gold Inc. ("Centerra") whereby Centerra may earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,000 and cash payments of $550 over a six year period. Details are as follows: Centerra can earn a 51% interest in Oakley (the "First Option") by incurring $4,500 in exploration expenditures and by making cash payments of $250 over a three-year period as follows: Cash payment of $75 (received by Otis) on signing and commitment to spend a minimum of $500 on exploration expenditures in Year One; Cash payment of $75 (received in February 2021) and $1,500 in exploration expenditures in Year Two; and Cash payment of $100 and $2,500 in exploration expenditures in Year Three. Centerra will then have an option to acquire a further 19% of the Oakley Project, for a total of 70% (the "Second Option"), by incurring an additional $3,000 in exploration expenditures and making a cash payment of $300 over three years. During the term of the Oakley Agreement, Centerra will be the Operator of the project. Excellon will act as Project Manager and will earn 10% of the approved exploration expenditures for technical oversight and project management. Subsequent to either the First Option or the Second Option, at Centerra's option, the parties shall form a joint venture and fund expenditures going forward on a pro rata basis. Should Excellon's interest fall below 10% during the joint venture, that interest will automatically convert to a 2% NSR that is not subject to a buyback provision.
Exploration expenditures					$ 7,000

[1]	On March 17, 2020, the Company entered into an agreement with Wallbridge (Note 6) in respect of the Beschefer Option Agreement, whereby the amended Option payments were deemed fully satisfied through the issuance of a total of 3,500,000 Wallbridge Shares and 500,000 warrants to purchase Wallbridge Shares at $1.00 for a period of five years from the date of issuance (collectively, the "Wallbridge Consideration"). In accordance with the Company's farm-out accounting policy, the initial fair value of the Wallbridge Consideration was credited to the Beschefer Mineral Rights and the loss on disposal ($188) was recorded in the consolidated statement of comprehensive income (loss) for the twelve months ended December 31, 2020.